Cash and Cash Equivalents - Additional Information (Detail)	Sep. 03, 2020 USD ($) $ / shares shares	Dec. 31, 2020 € / shares
Statement [Line Items]
Par value per share | € / shares		€ 3.48
American Depositary Shares [Member] | Jefferies L L C [Member]
Statement [Line Items]
Stock Issued During Period Value Issued For Services | $	$ 25,000,000
Stock Issued During Period Shares Issued For Services | shares	2,522,704
Par value per share | $ / shares	$ 9.91